Employee compensation and benefits - Year in which income statement is expected to reflect deferred bonuses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	$ 472	$ 498	$ 320
Deferred incentive cash awards	169	184	114
Deferred incentive equity awards	303	314	206
Variable compensation from 2018 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	150	0	0
Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	180	162	0
Variable compensation from 2016 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	142	$ 336	$ 320
2019
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	320
Deferred incentive cash awards	102
Deferred incentive equity awards	218
2019 | Variable compensation from 2018 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	149
2019 | Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	60
2019 | Variable compensation from 2016 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	111
2020 and beyond
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	316
Deferred incentive cash awards	113
Deferred incentive equity awards	203
2020 and beyond | Variable compensation from 2018 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	202
2020 and beyond | Variable compensation from 2017 bonus pool
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	29
2020 and beyond | Variable compensation from 2016 bonus pool and earlier
Disclosure Of Incentive Compensation [Line Items]
Deferred incentive awards	$ 85